MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Marketable Securities [Abstract]
Schedule of Equity Securities Reconciliation
Our marketable securities consist of equity securities in Scorpio Bulkers Inc., a dry bulk shipping company listed on the New York Stock Exchange.

(in thousands of $)
Balance at December 31, 2019	13,861
Unrealized gain (loss)	(10,532)
Balance at June 30, 2020	3,329